SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues	[1]	$ 64,353	$ 60,567	$ 66,205
Israel [Member]
Revenues	[1]	29,438	26,487	31,181
Latin America (mainly Mexico) [Member]
Revenues	[1]	7,009	7,601	7,471
Brazil [Member]
Revenues	[1]	9,142	7,173	10,669
Argentina [Member]
Revenues	[1]	3,995	4,616	3,990
Europe [Member]
Revenues	[1]	4,501	5,271	5,891
Other [Member]
Revenues	[1]	$ 10,268	$ 9,419	$ 7,003

[1]	Revenues are attributed to geographic areas based on the location of the end customers.